Fees Summary	Oct. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,500,000,000
Previously Paid Amount	0
Total Fee Amount	130,500
Total Offset Amount
Net Fee	$ 130,500
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A